Lease	6 Months Ended
Jun. 30, 2025
Lease [Abstract]
Lease

Note 8 — Lease

The Group has several operating leases for offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the six months ended June 30, 2025 and 2024 amounted to $174,733 and $258,823, respectively. Cash paid for amounts included in the measurement of lease liabilities amounted to $144,040 and $164,221 for the six months ended June 30, 2025 and 2024, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	June 30, 2024	December 31, 2024
Right-of-use assets, net	$658,187	$338,017

Operating lease liabilities - current	296,124	215,253
Operating lease liabilities - non-current	366,065	146,932
Operating lease liabilities	$662,189	$362,185

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2025:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.4 years
Weighted average discount rate	4.3%

The following is a schedule of maturities of lease liabilities as of June 30, 2025:

Twelve months ending June 30,	Amount
2026	$316,754
2027	230,895
2028	146,424
Total future minimum lease payments	694,073
Less: imputed interest	(31,884)
Present value of lease liabilities	$662,189